Amounts Receivable - Summary of Amounts Receivables (Detail) - CAD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 3,348	$ 4,777
Taxes receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	1,941	1,911
San Pedrito sale receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	1,359	2,644
Trade receivables [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	0	148
Other account receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 48	$ 74